Jacob Wisdom Fund (Prospectus Summary) | Jacob Wisdom Fund
JACOB WISDOM FUND
Investment Objective
The Fund's investment objective is to maximize total investment return consisting of a combination of income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Jacob Wisdom Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Jacob Wisdom Fund Investor Class
Advisory Fees		0.50%
Distribution and/or Service (12b-1) Fees		0.35%
Other Expenses		1.97%
Total Annual Fund Operating Expenses		2.82%
Fee Waiver	[1]	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver		2.32%
[1]	Jacob Asset Management of New York LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed , through at least January 2, 2014, to waive up to 100% of its advisory fees, to the extent that the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would exceed 1.95% of average daily net assets. This fee waiver agreement does not extend to indirect expenses of any acquired funds. Pursuant to this fee waiver agreement, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Fund's expenses to exceed 1.95%. Please note that the maximum waiver is 0.50%, which means that the Fund's overall expenses could exceed 1.95%, as is the case above. This waiver agreement may only be terminated by the Board.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Jacob Wisdom Fund Investor Class	235	827	1,445	3,111

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 13.60%
of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies of any size. The Fund may gain exposure to foreign markets through the global operations of U.S. companies, or through direct investment in foreign companies. The Adviser will not invest more than
25% of the Fund's net assets directly in foreign companies. The Fund may, to a lesser extent, invest in investment grade fixed income or debt securities to seek income.

The Fund invests in securities of companies that the Adviser believes have the greatest potential for capital appreciation and income. The Adviser's overall stock selections are based on an assessment of a company's fundamental prospects.
Specifically, the Adviser uses fundamental analysis to assess the quality, growth potential, financial strength and overall value of a company. While trying to maximize the capital appreciation potential of the Fund's portfolio of investments, the Adviser also seeks to obtain securities for the Fund that are selling at reasonable prices.

The Fund maintains a diversified portfolio of investments consisting primarily of common stocks, and may also invest in other equity securities such as preferred stocks, securities convertible or exchangeable into common stock, rights, warrants or real estate investment trusts (REITs). Equity securities generally represent an ownership interest in a company and their value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. The
Fund may also purchase depositary receipts, which are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign company.

The Fund generally seeks to purchase securities as long-term investments, but when circumstances warrant, securities may be sold without regard to the length of time they have been held to reduce risk or volatility or to respond to changing fundamental information.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, to seek income, or to maintain liquidity while seeking appropriate investments.
Principal Risks
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund's net asset value and total return, are listed below.

·  Market Risk: Even when the stock market in general is rising, the stocks selected by the Adviser may decline. Prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. The Adviser may not be able to sell stocks at an optimal time or price.

·  Smaller Capitalized Company Risk: Investments in smaller capitalized companies may involve greater risks, as these companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

·  Convertible Securities Risk: The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

·  Fixed Income Risk: Yields and principal values of fixed income securities
   (bonds) will fluctuate. Generally, values of fixed income securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer's securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

·  Foreign Risk: The risks of investing in foreign companies can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets.
   Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure,nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

·  Real Estate Investment Trust Risk: Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund's holdings. The performance of REITs depends on how well the REIT manages the properties it owns.
Performance Information
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund's performance from year to year, and the table compares the Fund's average annual returns with those of a broad measure of market performance. Please note that the Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns as of December 31, 2011 (Investor Class)

As of September 30, 2012, the Fund's year to date return was 14.40%. Best Quarter Q1 2012 9.56% Worst Quarter Q3 2011 -9.08%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Jacob Wisdom Fund	Label	1 Year	Since Inception
Investor Class	Return Before Taxes	3.59%	7.52%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	3.22%	7.31%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.33%	6.32%
S&P® 500 Index	S&P® 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	8.42%

The performance information shown is for the period from December 1, 2009 to
December 31, 2011. The performance information shown for the period from
December 1, 2009, to February 17, 2010, is that of the Fund's predecessor, the
Wisdom Fund. The Adviser took over management of the Wisdom Fund on December 1,
2009, and the Wisdom Fund was reorganized into the Jacob Wisdom Fund on February
18, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. The return after taxes on distribution and sale of fund shares may be higher than the return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.